Acquisitions and Disposal of The Discontinued Operations (Tables)	12 Months Ended
Oct. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities
Cash	$4,917
Prepaid expense	9,776
Operating right-of-use asset	32,444
Total assets acquired	47,137

Accounts payable and accrued expenses	(209,417)
Operating right-of-use liability	(32,444)
Total liabilities assumed	$(241,861)

Net liability assumed	$(194,724)

Schedule of set forth the selected financial data of the net liabilities recorded to additional paid in capital
September 24, 2020
Assets:
Other assets:
Operating lease right-of-use assets, net	$2,417
Total assets	$2,417

Liabilities:
Current liabilities:
Accounts payable	$112,212
Accrued expenses and other liabilities	5,009
Operating lease liabilities, current portion	2,417
Total current liabilities	119,638
Total liabilities	$119,638

Net liabilities	$117,221
Expense reimbursement by Buyer	14,000
Disposal of net liabilities to a related party	$131,221

Schedule of operating result of discontinued operations of the RTD Business
Year Ended December 31, 2020
Revenues
Cost of revenues	$—
Gross (loss) profit	—
—
Operating expenses:
Compensation expense	5,511
Professional and consulting expenses	26,606
Selling and marketing expenses	(7,850)
General and administrative expenses	37,255
Total operating expenses	61,522
Loss from operations	$61,522

Gain on debt extinguishment	99,897
Interest income (expense)	(172)
Other income, net	99,725

Income from discontinued operations	$38,203

Schedule of fair value the assets acquired and liabilities assumed at the date of the acquisition
Total
Assets acquired:
Current assets	$97,140
Computer software	66,198
Customer relationships	43,000
Trademark	505,000
Goodwill	1,809,357
Total assets acquired at fair value	2,520,695
Less: total liabilities assumed	(432,302)
Net asset acquired	$2,088,393

Purchase consideration paid:
Fair value of common shares issued	$2,028,393
Cash consideration	60,000
Total purchase consideration paid	$2,088,393

Schedule of consolidated results of operations
	Ten Months Ended	Ten Months Ended
	October 31, 2021	October 31, 2020
Net Revenues	$2,993,650	$3,005,607
Net Loss	$(12,802,275)	$(1,197,589)
Net Loss per Share	$(0.56)	$(0.07)